Retirement Plan (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Retirement Plan [Abstract]
401(K) employer contribution	$ 258,383	$ 16,979	$ 15,253